INVENTORIES (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Inventories [Abstract]
Raw materials			$ 97,094,671	$ 26,136,700
Work in process			14,122,704	6,970,369
Finished goods			4,761,604	4,966,234
Inventories			$ 115,978,979	$ 38,073,303
Cost of inventories recognised as expense during period	$ 55,597,004	$ 19,523,781